Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Loss Per Share [Abstract]
Net loss attributable to Zhibao Technology Inc.’s Shareholders (in Dollars and Yuan Renminbi)	¥ (4,330,486)	$ (619,250)	¥ (644,605)
Weighted average number of ordinary share outstanding
Basic	32,948,633	32,948,633	31,587,188
Diluted	32,948,633	32,948,633	31,587,188
Loss per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.13)	$ (0.02)	¥ (0.02)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.13)	$ (0.02)	¥ (0.02)